WISDOMTREE TRUST

WisdomTree Alternative Income Fund

(Ticker Symbol: HYIN)

(the “Fund”)

Supplement Dated October 31, 2022

to the currently effective

Statutory Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”) for the Fund

The following information supplements and should be read in conjunction with the Prospectus and SAI for the above-listed Fund.

Effective immediately, the Fund will change its dividend payment frequency from quarterly to monthly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-HYIN-1022